Financial assets and liabilities - Summary of Warrant Liability (Details) - USD ($) $ in Thousands			9 Months Ended		12 Months Ended
	Dec. 22, 2022	Nov. 19, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Opening balance			$ 2,185	$ 0	$ 0
Warrants fair value at grant date	$ 1,036	$ 8,081
Remeasurement of warrant liability			1,229	$ (3,048)	(5,896)
Closing Balance			$ 4,450		$ 2,185